Loans and Borrowings (Details)	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Short-Term Debt [Line Items]
Interest expenses	$ 80,176	$ 58,686	$ 65,085	$ 31,104
Minimum [Member]
Short-Term Debt [Line Items]
Effective interest rate	2.75%	2.75%
Minimum [Member] | Loans and Borrowings [Member]
Short-Term Debt [Line Items]
Effective interest rate	2.75%	2.75%	2.75%	2.75%
Maximum [Member]
Short-Term Debt [Line Items]
Effective interest rate	8.80%	8.80%
Maximum [Member] | Loans and Borrowings [Member]
Short-Term Debt [Line Items]
Effective interest rate	8.80%	8.80%	8.80%	9.50%